BORROWINGS	12 Months Ended
Sep. 30, 2013
Borrowings Disclosure [Abstract]
Borrowings Disclosure [Text Block]
13.          BORROWINGS

	September 30,
	2012	2013
	RMB	RMB

Short-term borrowings	35,000	205,000

Current portion of long-term borrowings	4,000	16,500

Long-term borrowings	35,000	64,819

As of September 30, 2013, short-term borrowings were comprised of secured and unsecured bank loans of RMB65,000 and RMB140,000, respectively. Secured bank loan of RMB65,000 with an annual interest rate of 6.3% represented the bank borrowing under Beijing Origin, which was secured by a land use right of RMB2,485 (note 8) and plant and equipment of RMB34,610 (note 9).

On the other hand, unsecured short-term bank loans of RMB30,000 represented the bank borrowings with an annual interest rate of  6.9%, under Beijing Origin. This loan was guaranteed by CEO of the Company. While, the rest of unsecured short-term bank loans, amounting to RMB110,000, under Linze Origin were guaranteed by Beijing Origin. The annual interest rates of these loans were ranged from 6.0% to 7.216%.

As of September 30, 2013, long-term borrowings were comprised of secured and unsecured bank loans of RMB46,319 and RMB35,000, respectively. Secured bank loan of RMB34,023 represented the bank borrowing under Xinjiang Origin, which was secured by a land use right of RMB12,191 (note 8) and plant and equipment of RMB157,119 (note 9). The annual interest rate was 6.72%. While, the rest of secured long-term bank loan of RMB12,296 with an annual interest rate of 2.567%, represented bank borrowing under Origin Agritech Limited, which was secured by Beijing Origin’s restricted cash amounting of RMB14,350.

On the other hand, unsecured long-term bank loans of RMB35,000, with an annual interest rate from 7.04% to 7.315%, represented the bank borrowings under Xinjiang Origin, which were guaranteed by Beijing Origin and Xinjiang AiBiHu Agricultural Industrial Commercial Enterprise, which is an affiliate of XPCC 5th Division.

The current portion of the loan amounted to RMB16,500, which will be due within one year, is presented as “current portion of long-term borrowing” on the consolidated balance sheet as of September 30, 2013.

As of September 30, 2012, short-term borrowings were comprised of secured and unsecured bank loans of RMB5,000 and RMB30,000, respectively. Secured bank loan of RMB5,000 represented the bank borrowing under Beijing Origin, which has been supported by a land use right of RMB2,546 (note 8) and plant and equipment of RMB35,570 (note 9). The annual interest rate is 6.888%.

On the other hand, unsecured bank loans of RMB30,000 represented the bank borrowings with annual interest rate of 7.216%, which were under Linze Origin. The loans have been guaranteed by Beijing Origin.

As of September 30, 2012, long-term borrowings were comprised of unsecured bank loans of RMB39,000 under Xinjiang Origin, which have been guaranteed by Beijing Origin with annual interest rates ranged from 7.040% to 7.315%. The current portion of the loan amounted to RMB4,000, which will be due within one year, is presented as “current portion of long-term borrowing” on the consolidated balance sheet as of September 30, 2012.

Interest expense and weighted average interest rate for the years ended September 30, 2011, 2012 and 2013 were RMB1,469 and 6.56%, RMB4,029 and 7.04%, RMB11,326 and 6.26%, respectively.